Disclosure of financial instruments and management of financial risks (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial instruments and management of financial risks
Schedule of maturity profile of the financial liabilities based on contractual undiscounted payments

	<1 year	1 to 5 years	> 5 years	Total
2023	EUR k	EUR k	EUR k	EUR k
Contractual commitments	(3,269)	—	—	(3,269)
Lease liabilities (Note 4.2)	(7,254)	(23,581)	(22,821)	(53,656)
Other liabilities and provisions (Note 12)	(88,117)	—	—	(88,117)
Trade and other payables (Note 11)	(48,033)	—	—	(48,033)
Total	(146,673)	(23,581)	(22,821)	(193,075)

	< 1 year	1 to 5years	> 5 years	Total
2022	EUR k	EUR k	EUR k	EUR k
Contractual commitments	(49,923)	(24,377)	—	(74,300)
Lease liabilities (Note 4.2)	(7,247)	(25,693)	(21,783)	(54,723)
Other liabilities and provisions (Note 12)	(41,447)	(62,286)	(20)	(103,753)
Trade and other payables (Note 11)	(73,463)	—	—	(73,463)
Total	(172,080)	(112,356)	(21,803)	(306,239)

Schedule of exposure in (foreign) currency

	2023 (in thousands)
Cash and cash equivalents	57,061	EUR	63,052	USD
	221	EUR	205	CHF
Trade and other receivables	1,550	EUR	1,713	USD
Total monetary assets in foreign currency	58,832	EUR
Trade and other payables	13,991	EUR	15,460	USD
	54	EUR	47	GBP
	2	EUR	2	CHF
Total monetary liabilities in foreign currency	14,047	EUR

	2022 (in thousands)
Cash and cash equivalents	106,566	EUR	113,664	USD
Trade and other receivables	—	EUR	—	USD
Total monetary assets in foreign currency	106,566	EUR	113,664	USD
Trade and other payables	26,232	EUR	27,979	USD
	87	EUR	77	GBP
	13	EUR	13	CHF
Total monetary liabilities in foreign currency	26,332	EUR

Net exposure in USD

2022 (1 EUR= 1.0666 USD)	2023 (1 EUR = 1.1050 USD)
EUR 77,649k from USD 82,822k	EUR 72,015k from USD 79,576k

Schedule of other variables held constant, pre-tax loss and post-tax loss

	Effect on pre-tax profit or loss		Effect on post-tax profit or loss
	Strengthening	Weakening	Strengthening	Weakening
31.12.2023 EUR against USD 10% movement	6,547	(8,002)	4,617	(5,644)
31.12.2022 EUR against USD 10% movement	7,059	(8,628)	4,978	(6,085)